Accounts Receivable, Net (Details) - USD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2025
Accounts Receivable Net [Line Items]
Accounts receivable, rate	82.30%
Accounts receivable, balance	$ 3.2
Forecast [Member]
Accounts Receivable Net [Line Items]
Accounts receivable, balance		$ 0.7